Non-Current Assets - Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Assets - Right-of-Use Assets [Abstract]
Schedule of Non-Current Assets of Right-of-Use Assets
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Land and buildings - right-of-use	556,107	254,409	380,377
Motor vehicles - right-of-use	116,847	172,408	79,923

	672,954	426,817	460,300

Schedule of Reconciliations of the Values	Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:
	Land and Buildings	Motor Vehicle	Total	Total
Consolidated	AUD$	AUD$	AUD$	$

Balance at January 1, 2022	517,719	92,478	610,197	-
Additions	-	148,815	148,815
Depreciation expense	(263,310)	(68,885)	(332,195)

Balance at December 31, 2022	254,409	172,408	426,817
Additions	562,233	139,846	702,079	480,222
Early return of leased cars	-	(105,532)	(105,532)	(72,184)
Depreciation expense	(260,535)	(89,875)	(350,410)	(239,680)

Balance at December 31, 2023	556,107	116,847	672,954	460,300